Equity - Reverse Recapitalization Share Activity (Details) - USD ($) $ in Thousands		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2020	Dec. 31, 2022	Jun. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in equity [abstract]
Beginning balance				$ 122,496	$ 122,496	$ 580,711	$ 591,162
Changes in the consolidated group					1,512		5,801
Issuance of new shares						547,157	438,340
Issuance of Volvo Cars Preference Shares					588,826
Listing expense					372,318	0
Transaction costs	$ 97,953
Equity-settled share-based payment					9,909
Ending balance		$ 580,711	$ (133,643)		(133,643)	$ 122,496	$ 580,711
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Changes in equity [abstract]
Listing expense					372,318
PIPE Investors
Changes in equity [abstract]
Issuance of new shares					250,000
Gores Guggenheim, Inc.
Changes in equity [abstract]
Issuance of new shares					$ 522,107
Transaction costs	$ 59,050
Class A Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			197,026,729	197,026,729	197,026,729	214,371,808	0
Changes in the consolidated group (in shares)							200,000,000
Issuance during the year (in shares)		14,371,808		0		0	14,371,808
Issuance of Volvo Cars Preference Shares (in shares)			58,882,610
Issuance of Convertible Notes (in shares)			4,306,466			0
Transaction cost (in shares)			0
Equity settled share-based payment (in shares)			876,451
Number of shares outstanding (in shares)	197,026,729	214,371,808	467,677,673	197,026,729	467,677,673	197,026,729	214,371,808
Class A Shares | Class B Shares
Reconciliation of number of shares outstanding [abstract]
Stock converted during the period (in shares)			(197,026,729)			(17,345,079)
Class A Shares | Class A Shares
Reconciliation of number of shares outstanding [abstract]
Stock converted during the period (in shares)			294,877,349
Class A Shares | Redeemable Preferred Shares
Reconciliation of number of shares outstanding [abstract]
Issuance during the year (in shares)			0
Class A Shares | Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reconciliation of number of shares outstanding [abstract]
Listing expense (in shares)			0
Class A Shares | PIPE Investors
Reconciliation of number of shares outstanding [abstract]
Issuance during the year (in shares)			26,540,835
Class A Shares | Gores Guggenheim, Inc.
Reconciliation of number of shares outstanding [abstract]
Issuance during the year (in shares)			82,193,962
Class B Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			35,377,866	35,377,866	35,377,866	0	0
Changes in the consolidated group (in shares)							0
Issuance during the year (in shares)				0		18,032,787	0
Issuance of Volvo Cars Preference Shares (in shares)			0
Issuance of Convertible Notes (in shares)			0			0
Transaction cost (in shares)			0
Equity settled share-based payment (in shares)			0
Number of shares outstanding (in shares)	35,377,866	0	1,642,233,575	35,377,866	1,642,233,575	35,377,866	0
Class B Shares | Class B Shares
Reconciliation of number of shares outstanding [abstract]
Stock converted during the period (in shares)			1,642,233,575			17,345,079
Class B Shares | Class A Shares
Reconciliation of number of shares outstanding [abstract]
Stock converted during the period (in shares)			(35,377,866)
Class B Shares | Redeemable Preferred Shares
Reconciliation of number of shares outstanding [abstract]
Issuance during the year (in shares)			0
Class B Shares | Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reconciliation of number of shares outstanding [abstract]
Listing expense (in shares)			0
Class B Shares | PIPE Investors
Reconciliation of number of shares outstanding [abstract]
Issuance during the year (in shares)			0
Class B Shares | Gores Guggenheim, Inc.
Reconciliation of number of shares outstanding [abstract]
Issuance during the year (in shares)			0
Share capital
Changes in equity [abstract]
Beginning balance			$ 1,865,909	$ 1,865,909	$ 1,865,909	$ 1,318,752	$ 0
Changes in the consolidated group					(1,846,472)		880,412
Issuance of new shares				0		547,157	438,340
Issuance of Convertible Notes						0
Issuance of Volvo Cars Preference Shares			589		589
Issuance to Convertible Note holders			43
Transaction costs			0
Equity-settled share-based payment			9		9
Ending balance	$ 1,865,909	$ 1,318,752	21,165	1,865,909	21,165	1,865,909	1,318,752
Share capital | Class B Shares
Changes in equity [abstract]
Stock converted during the period			(1,565,447)			0
Share capital | Class A Shares
Changes in equity [abstract]
Stock converted during the period			(281,090)
Share capital | Redeemable Preferred Shares
Changes in equity [abstract]
Issuance of new shares			65
Share capital | Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Changes in equity [abstract]
Listing expense			0
Share capital | PIPE Investors
Changes in equity [abstract]
Issuance of new shares			265		265
Share capital | Gores Guggenheim, Inc.
Changes in equity [abstract]
Issuance of new shares			822		822
Other contributed capital
Changes in equity [abstract]
Beginning balance			35,231	35,231	35,231	0	879,232
Changes in the consolidated group					1,846,472		(879,232)
Issuance of new shares				0		0	0
Issuance of Convertible Notes						35,231
Issuance of Volvo Cars Preference Shares			588,237		588,237
Issuance to Convertible Note holders			(43)
Transaction costs			(38,903)
Equity-settled share-based payment			9,900		9,900
Ending balance	$ 35,231	$ 0	3,584,232	$ 35,231	3,584,232	35,231	$ 0
Other contributed capital | Class B Shares
Changes in equity [abstract]
Stock converted during the period			1,565,447			$ 0
Other contributed capital | Class A Shares
Changes in equity [abstract]
Stock converted during the period			281,090
Other contributed capital | Redeemable Preferred Shares
Changes in equity [abstract]
Issuance of new shares			(65)
Other contributed capital | Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Changes in equity [abstract]
Listing expense			372,318
Other contributed capital | PIPE Investors
Changes in equity [abstract]
Issuance of new shares			249,735		249,735
Other contributed capital | Gores Guggenheim, Inc.
Changes in equity [abstract]
Issuance of new shares			$ 521,285		$ 521,285